Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of defined benefit plans	Summary of defined benefit balances at 31 December

EURm	Defined benefit obligation	Fair value of plan assets	Effects of asset ceiling	Net defined benefit balance
2025
United States, Pension	(8 971)	13 748	—	4 777
United States, OPEB	(1 228)	600	—	(628)
Germany	(1 891)	1 292	—	(599)
United Kingdom	(494)	697	—	203
Other	(1 209)	1 978	(89)	680
Total	(13 793)	18 315	(89)	4 433
2024
United States, Pension	(10 688)	16 188	—	5 500
United States, OPEB	(1 393)	701	—	(692)
Germany	(1 959)	1 240	—	(719)
United Kingdom	(529)	736	—	207
Other	(1 220)	1 858	(85)	553
Total	(15 789)	20 723	(85)	4 849
Funded status of defined benefit obligation:

EURm	2025	2024
Wholly funded	10 834	12 665
Partly funded	2 142	2 252
Unfunded	817	872
Total	13 793	15 789

Schedule of movements in the defined benefit obligation	Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling limitation for the years ended 31 December

Defined benefit obligation	2025				2024
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	(10 688)	(1 393)	(3 708)	(15 789)	(11 325)	(1 471)	(4 072)	(16 868)
Current service cost	(80)	—	(59)	(139)	(86)	—	(62)	(148)
Interest expense	(483)	(66)	(134)	(683)	(509)	(67)	(142)	(718)
Past service cost	(6)	—	(22)	(28)	(12)	—	7	(5)
Settlements(1)	—	—	—	—	—	—	178	178
Total	(569)	(66)	(215)	(850)	(607)	(67)	(19)	(693)
Remeasurements:
(Loss)/gain from change in demographic assumptions	—	—	(2)	(2)	114	17	32	163
(Loss)/gain from change in financial assumptions	(217)	(31)	148	(100)	463	62	88	613
Experience gain/(loss)	48	(10)	(6)	32	94	27	(13)	108
Total	(169)	(41)	140	(70)	671	106	107	884
Translation differences	1 227	161	62	1 450	(664)	(87)	(32)	(783)
Contributions from plan participants	—	(78)	(4)	(82)	—	(76)	(4)	(80)
Benefits paid	1 228	200	215	1 643	1 237	212	272	1 721
Acquisitions through business combinations	—	—	(84)	(84)	—	—	—	—
Other	—	(11)	—	(11)	—	(10)	40	30
Total	2 455	272	189	2 916	573	39	276	888
31 December	(8 971)	(1 228)	(3 594)	(13 793)	(10 688)	(1 393)	(3 708)	(15 789)
Weighted average duration of the defined benefit obligation (in years)	7.3	8.0	9.5	7.9	9.1	10.3	10.1	9.5
(1)In 2024, the settlement relates to the transfer of a liability in the amount of EUR 178 million to insurer Aviva as part of a buy-out transaction in the UK.

Fair value of plan assets	2025				2024
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	16 188	701	3 834	20 723	16 285	675	3 954	20 914
Interest income	743	32	138	913	755	30	133	918
Administrative expenses and interest on asset ceiling	(21)	—	(5)	(26)	(18)	—	(5)	(23)
Settlements(1)	—	—	—	—	—	—	(183)	(183)
Total	722	32	133	887	737	30	(55)	712
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(65)	28	85	48	(576)	50	44	(482)
Total	(65)	28	85	48	(576)	50	44	(482)
Translation differences	(1 859)	(79)	(47)	(1 985)	990	41	41	1 072
Contributions:
Employers	25	4	26	55	27	3	25	55
Plan participants	—	78	4	82	—	76	4	80
Benefits paid	(1 228)	(200)	(143)	(1 571)	(1 237)	(212)	(179)	(1 628)
Acquisitions through business combinations	—	—	73	73	—	—	—	—
Section 420 transfer(2)	(35)	35	—	—	(38)	38	—	—
Other	—	1	2	3	—	—	—	—
Total	(3 097)	(161)	(85)	(3 343)	(258)	(54)	(109)	(421)
31 December	13 748	600	3 967	18 315	16 188	701	3 834	20 723
(1)In 2024, the settlement primarily relates to transfer of assets in the amount of EUR 178 million to insurer Aviva as part of a buy-out transaction in the UK.
(2)Refer to the Future cash flows section below for description of Section 420 transfers.

The impact of the asset ceiling limitation	2025				2024
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	—	—	(85)	(85)	—	—	(87)	(87)
Interest expense	—	—	(1)	(1)	—	—	(1)	(1)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	—	—	(2)	(2)	—	—	6	6
Translation differences	—	—	(1)	(1)	—	—	(3)	(3)
31 December	—	—	(89)	(89)	—	—	(85)	(85)

Schedule of net balances

Net balances	2025				2024
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
31 December	4 777	(628)	284	4 433	5 500	(692)	41	4 849
Consisting of:
Net pension assets	4 993	—	1 387	6 380	5 749	—	1 183	6 932
Net pension liabilities	(216)	(628)	(1 103)	(1 947)	(249)	(692)	(1 142)	(2 083)

Schedule of recognized in the income statement

EURm	2025	2024	2023
Current service cost(2)	139	148	157
Past service cost(2)	28	5	6
Net interest(3)	(203)	(176)	(187)
Settlements(2)	—	5	(7)
Total	(36)	(18)	(31)
(1)In 2024 and 2023, amounts comprise both continuing and discontinued operations.
(2)Amounts related to continuing operations are presented in operating expenses within the income statement.
(3)Amounts related to continuing operations are presented in financial income within the income statement.

Schedule of recognized in comprehensive income

EURm	2025	2024	2023
Return on plan assets, excluding amounts included in interest income	48	(482)	(76)
(Loss)/gain from change in demographic assumptions	(2)	163	55
(Loss)/gain from change in financial assumptions	(100)	613	(301)
Experience gain/(loss)	32	108	(26)
Change in asset ceiling, excluding amounts included in interest expense	(2)	6	5
Total	(24)	408	(343)

Schedule of actuarial assumptions	The discount rates and mortality tables used for the significant plans:

	Discount rate		Mortality table
	2025	2024	2025
United States(1)	5.0%	5.3%	Pri-2012 w/MP-2020 Mortality projection scale
Germany	3.9%	3.4%	Heubeck 2018G
United Kingdom(2)	5.7%	5.6%	CMI 2023
Total weighted average for all countries	4.8%	4.9%
(1)Mortality tables remain unchanged in the US. 2024 and 2025 mortality assumption includes an adjustment based upon actual experience.
(2)Mortality tables for United Kingdom have been adjusted with 1.5% long-term rate of improvement.

Schedule of sensitivity analysis	The principal actuarial weighted average assumptions used for determining the defined benefit obligation and sensitivity of the defined benefit obligation to changes in these assumptions:

	2025	2024	Change in assumption	Increase in assumption(1) EURm	Decrease in assumption(1) EURm
Discount rate for determining present values	4.8%	4.9%	1.0%	990	(1 154)
Pension growth rate	2.1%	2.1%	1.0%	(206)	167
Inflation rate	2.3%	2.0%	1.0%	(222)	203
Life expectancy	87-88 yrs	86-88 yrs	1 year	(555)	524
(1)Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2025				2024
EURm	Quoted	Unquoted	Total	% of total assets	Quoted	Unquoted	Total	% of total assets
Equity securities	1 097	—	1 097	6%	1 055	—	1 055	5%
Fixed income securities	2 101	145	2 246	13%	14 721	142	14 863	72%
Insurance contracts(1)	—	9 211	9 211	50%	—	648	648	3%
Real estate	—	528	528	3%	—	860	860	4%
Short-term investments	4 801	—	4 801	26%	945	—	945	5%
Private equity and other	106	326	432	2%	103	2 249	2 352	11%
Total	8 105	10 210	18 315	100%	16 824	3 899	20 723	100%
(1)In 2025, insurance contracts include a EUR 8.7 billion qualifying insurance contract related to the US buy-in transaction.

Schedule of expected benefit payments	The following table summarizes expected benefit payments from the defined benefit pension plans and other post-employment benefit plans until 2035. Actual benefit payments may differ from expected benefit payments.

	US Pension			US OPEB		Other countries	Total
EURm	Management	Occupational	Supplemental plans	Formerly union represented	Non-union represented
2026	1 057	—	23	41	55	344	1 520
2027	990	—	23	38	55	315	1 421
2028	928	—	22	77	55	320	1 402
2029	868	—	21	70	55	436	1 450
2030	812	—	20	63	56	348	1 299
2031–2035	3 288	—	86	230	272	1 826	5 702